UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22417

Destra Investment Trust
 (Exact name of registrant as specified in charter)

One North Wacker, 48th Floor
Chicago, IL 60606
 (Address of principal executive offices) (Zip code)

 Derek Mullins
One North Wacker, 48th Floor
Chicago, IL 60606
  (Name and address of agent for service)

Registrant's telephone number, including area code: 1-312-843-6161

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

DESTRA DIVIDEND TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS†
June 30, 2016 (UNAUDITED)

Number
of
Shares	Description	Fair Value
	Common Stocks - 97.0%

	Automobiles & Components - 3.1%
28,302	Johnson Controls, Inc.	$1,252,647

	Consumer Discretionary - 4.6%
29,417	Coach, Inc.	1,198,449
10,443	L Brands, Inc.	701,039
		1,899,488
	Consumer Staples - 6.1%
6,323	JM Smucker Co. (The)	963,688
17,650	Procter & Gamble Co. (The)	1,494,426
		2,458,114
	Energy - 13.2%
53,833	Enterprise Products Partners LP	1,575,154
18,680	Magellan Midstream Partners LP	1,419,680
39,272	MPLX LP	1,320,717
29,858	Spectra Energy Corp.	1,093,699
		5,409,250
	Financials - 19.3%
9,119	Bank of Montreal (Canada)	578,053
7,648	CME Group, Inc.	744,915
13,679	Digital Realty Trust, Inc.	1,490,874
13,091	Lamar Advertising Co. - Class A	867,933
10,149	Omega Healthcare Investors, Inc.	344,559
10,590	PacWest Bancorp	421,270
13,679	Senior Housing Properties Trust	284,934
19,415	Toronto-Dominion Bank (The) (Canada)	833,486
15,591	Wells Fargo & Co.	737,922
55,893	Weyerhaeuser Co.	1,663,935
		7,967,881
	Health Care - 21.1%
20,704	Abbott Laboratories	813,874
23,828	AbbVie, Inc.	1,475,191
28,388	GlaxoSmithKline PLC, ADR (United Kingdom)	1,230,336
13,385	Johnson & Johnson	1,623,600
22,210	Merck & Co., Inc.	1,279,518
10,002	Novartis AG, ADR (Switzerland)	825,265
38,978	Pfizer, Inc.	1,372,415
		8,620,199
	Industrials - 6.7%
11,620	Eaton Corp. PLC	694,063
39,711	General Electric Co.	1,250,102
7,060	United Parcel Service, Inc. - Class B	760,503
		2,704,668
	Information Technology - 11.5%
54,863	Cisco Systems, Inc.	1,574,019
15,738	Microchip Technology, Inc.	798,861
19,562	Microsoft Corp.	1,000,988
25,593	QUALCOMM, Inc.	1,371,017
		4,744,885
	Materials - 4.4%
23,092	Domtar Corp.	808,451
13,091	LyondellBasell Industries NV - Class A	974,232
		1,782,683
	Telecommunication Services - 7.0%
31,476	AT&T, Inc.	1,360,078
7,648	BCE, Inc. (Canada)	361,827
9,413	Verizon Communications, Inc.	525,622
19,562	Vodafone Group PLC, ADR (United Kingdom)	604,270
		2,851,797
	Total Common Stocks
	(Cost $33,941,315)	39,691,612

Number
of
Shares	Description	Fair Value
	Money Market Mutual Fund - 4.0%
1,629,764	Fidelity Institutional Money Market Prime Money Market Portfolio - Institutional CL, 0.45% (a)
	(Cost $1,629,764)	$1,629,764

	Total Investments - 101.0%
	(Cost $35,571,079)	41,321,376
	Liabilities in excess of other Assets - (1.0%)	(412,808)
	Net Assets - 100.0%	$40,908,568

		% of
Summary by Country	Fair Value	Net Assets
Canada	$1,773,366	4.3%
Switzerland	825,265	2.0
United Kingdom	1,834,606	4.5
United States	36,888,138	90.2
Total Investments	41,321,376	101.0
Liabilities in excess of other Assets	(412,808)	(1.0)
Net Assets	$40,908,568	100.0%

ADR	-	American Depositary Receipt
LP	-	Limited Partnership
NV	-	Publicly Traded Company
PLC	-	Public Limited Company

†
Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard and Poor's.

(a)	Interest rate shown reflects a 1-day yield as of June 30, 2016.

DESTRA WOLVERINE ALTERNATIVE OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS
June 30, 2016 (UNAUDITED) (CONSOLIDATED)†

Number
of
Shares	Description	Fair Value
	Investment Companies - 68.9%
	Commodity Fund - 8.8%
94,822	iShares S&P GSCI Commodity Indexed Trust*	$1,471,637
195,775	PowerShares DB Commodity Index Tracking Fund*	3,005,146
		4,476,783
	Debt Fund - 7.3%
16,370	iShares Core U.S. Aggregate Bond ETF	1,842,771
21,865	Vanguard Total Bond Market ETF	1,843,220
		3,685,991
	Equity Fund - 52.8%
151	iShares MSCI Emerging Markets ETF	5,188
931	iShares MSCI Japan ETF	10,706
9,223	iShares Russell 1000 Growth ETF	925,620
25,621	iShares Russell 1000 Value ETF	2,645,624
65,774	iShares Russell 2000 Value ETF	6,399,810
470	iShares S&P 500 Growth ETF	54,793
3,143	iShares S&P 500 Value ETF	291,985
16,005	iShares U.S. Real Estate ETF	1,317,212
6,331	Vanguard FTSE Emerging Markets ETF	222,978
1,018	Vanguard Growth ETF	109,130
134,610	Vanguard REIT ETF	11,935,869
34,521	Vanguard Value ETF	2,933,940
		26,852,855
	Total Investment Companies
	(Cost $33,051,211)	35,015,629

	Money Market Mutual Fund - 17.7%
8,977,185	Fidelity Institutional Money Market Prime Money Market Portfolio - Institutional CL, 0.45% (a)
	(Cost $8,977,185)	8,977,185

	Total Investments - 86.6%
	(Cost $42,028,396)	43,992,814
	Other Assets in excess of Liabilities - 13.4%	6,781,113
	Net Assets - 100.0%	$50,773,927

ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust

		% of
Summary by Country	Fair Value	Net Assets
United States	$43,992,814	86.6%
Total Investments	43,992,814	86.6
Other Assets less Liabilities	6,781,113	13.4
Net Assets	$50,773,927	100.0%

†	The Consolidated Portfolio of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security.
(a)	Interest rate shown reflects a 1-day yield as of June 30, 2016.

Portfolio of Investments | June 30, 2016 (unaudited) continued

Destra Wolverine Alternative Opportunities Fund
Futures contracts outstanding as of June 30, 2016:

Type	Broker	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Value at June 30, 2016	Unrealized Appreciation
Australian Dollar Future	Goldman Sachs &Co	September 2016	37	$2,717,275	$2,746,880	$29,605
Gold Futures	Goldman Sachs & Co	August 2016	90	$11,272,854	$11,885,400	$612,546
						$642,151
Cash posted as collateral to broker for futures contracts was $2,735,175 at June 30, 2016

NOTES TO THE PORTFOLIO OF INVESTMENTS
JUNE 30, 2016 (UNAUDITED)

FEDERAL INCOME TAX MATTERS
For the period ended June 30, 2016, the costs of investments on a tax basis, including any adjustments for financial reporting purposes, were as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Destra Dividend Total Return Fund	$35,702,392	$6,795,077	$(1,176,093)	$5,618,984

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Destra Wolverine Alternative Opportunities Fund	$42,028,396	$1,964,418	$–	$1,964,418

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

FAIR VALUE MEASUREMENT
In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Funds estimate fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Funds’ procedures are approved by the Board of Trustees.

The following tables represent the Funds’ investments carried on the Portfolios of Investments by caption and by Level within the fair value hierarchy as of June 30, 2016:

Destra Dividend Total Return Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$39,691,612	$–	$–	$39,691,612
Money Market Mutual Fund	1,629,764	–	–	1,629,764
Total Investments in Securities	$41,321,376	$–	$–	$41,321,376

Destra Wolverine Alternative Opportunities Fund
	Level 1	Level 2	Level 3	Total
Investment Companies*	$35,015,629	$–	$–	$35,015,629
Money Market Mutual Fund	8,977,185	–	–	8,977,185
Other Financial Instruments	642,151	–	–	642,151
Total Investments in Securities	$44,634,965	$–	$–	$44,634,965

It is the Fund’s policy to recognize transfers in and out at the fair value as of the beginning of the period.  There were no transfers between levels for the period ended June 30, 2016.

* Please refer to the Portfolios of Investments to view securities segregated by industry type.

**Derivative instruments, including futures contracts, are valued at the net unrealized appreciation (depreciation) on the instruments.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            Destra Investment Trust

By (Signature and Title)*                   /s/ Robert Watson
 Robert Watson, President
(principal executive officer)

Date                                                       August 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Robert Watson
 Robert Watson, President
(principal executive officer)

Date                                                       August 23, 2016

By (Signature and Title)*                   /s/ Derek Mullins
 Derek Mullins, Chief Financial Officer
(principal financial officer)

Date                                                        August 23, 2016

* Print the name and title of each signing officer under his or her signature.